Investments (Tables)	12 Months Ended
Dec. 31, 2013
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized cost	Gross unrealized		Fair value
($ in thousands)		Gains	Losses
December 31, 2013
U.S. government and agencies	$237,510	$57,321	$—	$294,831
Municipal	677,780	58,068	(9,864)	725,984
Corporate	3,572,713	236,627	(43,751)	3,765,589
Foreign government	320,327	62,266	(977)	381,616
RMBS	154,242	5,817	(140)	159,919
CMBS	166,927	9,091	(38)	175,980
ABS	87,176	2,260	(929)	88,507
Redeemable preferred stock	9,026	1,286	—	10,312

Total fixed income securities	$5,225,701	$432,736	$(55,699)	$5,602,738

December 31, 2012
U.S. government and agencies	$333,787	$83,260	$—	$417,047
Municipal	704,032	123,669	(9,040)	818,661
Corporate	3,482,420	423,330	(7,224)	3,898,526
Foreign government	303,649	92,986	(94)	396,541
RMBS	284,885	11,708	(915)	295,678
CMBS	195,605	11,871	(6,760)	200,716
ABS	98,415	4,652	(941)	102,126
Redeemable preferred stock	9,087	1,543	—	10,630

Total fixed income securities	$5,411,880	$753,019	$(24,974)	$6,139,925

Schedule of Net Investment Income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2013	2012	2011
Fixed income securities	$289,571	$305,849	$326,000
Mortgage loans	31,375	32,882	30,726
Equity securities	4,870	3,589	2,818
Limited partnership interests(1)	8,862	13,316	3,157
Short-term investments	210	355	525
Policy loans	2,543	2,600	2,628
Other	65	220	679

Investment income, before expense	337,496	358,811	366,533
Investment expense	(12,379)	(12,616)	(10,264)

Net investment income	$325,117	$346,195	$356,269

(1)	Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

Schedule of Realized Capital Gains and Losses by Asset Type

Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2013	2012	2011
Fixed income securities	$(1,537)	$2,545	$10,600
Mortgage loans	(1,507)	1,452	(1,119)
Equity securities	27,944	—	9,575
Limited partnership interests(1)	(40)	(221)	8,752
Derivatives	(9,949)	13,967	15,096
Short-term investments	—	—	3

Realized capital gains and losses	$14,911	$17,743	$42,907

(1)	Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

Schedule of Realized Capital Gains and Losses by Transaction Type

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in thousands)	2013	2012	2011
Impairment write-downs	$(3,431)	$(5,144)	$(18,129)
Change in intent write-downs	(5,515)	(310)	(1,449)

Net other-than-temporary impairment losses recognized in earnings	(8,946)	(5,454)	(19,578)
Sales	33,806	9,230	38,631
Valuation of derivative instruments	(9,965)	13,966	16,552
Settlements of derivative instruments	16	1	(1,456)
EMA limited partnership income	—	—	8,758

Realized capital gains and losses	$14,911	$17,743	$42,907

Schedule of Other-Than-Temporary Impairment Losses by Asset Type

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

	2013			2012			2011
($ in thousands)	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$(1,727)	$—	$(1,727)	$—	$—	$—	$(406)	$—	$(406)
Corporate	—	—	—	(2,301)	(476)	(2,777)	(5,259)	1,567	(3,692)
RMBS	28	—	28	(531)	(360)	(891)	(2,210)	91	(2,119)
CMBS	(8,392)	3,464	(4,928)	—	(2,423)	(2,423)	(12,287)	568	(11,719)

Total fixed income securities	(10,091)	3,464	(6,627)	(2,832)	(3,259)	(6,091)	(20,162)	2,226	(17,936)
Mortgage loans	(1,832)	—	(1,832)	637	—	637	(1,642)	—	(1,642)
Equity securities	(487)	—	(487)	—	—	—	—	—	—

Other-than-temporary impairment losses	$(12,410)	$3,464	$(8,946)	$(2,195)	$(3,259)	$(5,454)	$(21,804)	$2,226	$(19,578)

Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2013	2012	2011
Beginning balance	$(1,685)	$(11,503)	$(24,172)
Additional credit loss for securities previously other-than-temporarily impaired	29	(4,796)	(4,387)
Additional credit loss for securities not previously other-than-temporarily impaired	(1,628)	(985)	(12,100)
Reduction in credit loss for securities disposed or collected	960	15,599	28,304
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	1,628	—	7
Change in credit loss due to accretion of increase in cash flows	—	—	845

Ending balance	$(696)	$(1,685)	$(11,503)

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

	Fair value	Gross unrealized		Unrealized net gains (losses)
($ in thousands)		Gains	Losses
December 31, 2013
Fixed income securities	$5,602,738	$432,736	$(55,699)	$377,037
Equity securities	202,622	38,978	(5)	38,973
Short-term investments	98,553	1	(1)	—
EMA limited partnerships(1)				—

Unrealized net capital gains and losses, pre-tax				416,010
Amounts recognized for:
Insurance reserves(2)				(168,267)
DAC and DSI(3)				(13,911)

Amounts recognized				(182,178)
Deferred income taxes				(81,841)

Unrealized net capital gains and losses, after-tax				$151,991

(1)

Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross gains and losses are not applicable.

(2)

The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.

(3)

The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2012
Fixed income securities	$6,139,925	$753,019	$(24,974)	$728,045
Equity securities	164,971	31,555	(317)	31,238
Short-term investments	61,948	1	—	1
EMA limited partnerships				127

Unrealized net capital gains and losses, pre-tax				759,411
Amounts recognized for:
Insurance reserves				(360,887)
DAC and DSI				(24,206)

Amounts recognized				(385,093)
Deferred income taxes				(131,011)

Unrealized net capital gains and losses, after-tax				$243,307

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2013	2012	2011
Fixed income securities	$(351,008)	$163,066	$265,163
Equity securities	7,735	10,861	(4,834)
Short-term investments	(1)	4	(3)
EMA limited partnerships	(127)	97	30

Total	(343,401)	174,028	260,356
Amounts recognized for:
Insurance reserves	192,620	(90,058)	(167,226)
DAC and DSI	10,295	(9,162)	(10,811)

Amounts recognized	202,915	(99,220)	(178,037)
Deferred income taxes	49,170	(26,182)	(28,812)

(Decrease) increase in unrealized net capital gains and losses, after-tax	$(91,316)	$48,626	$53,507

Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 months			12 months or more			Total unrealized losses
($ in thousands)	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2013
Fixed income securities
Municipal	15	$74,713	$(5,180)	1	$14,663	$(4,684)	$(9,864)
Corporate	209	805,236	(35,258)	16	72,904	(8,493)	(43,751)
Foreign government	—	—	—	1	8,976	(977)	(977)
RMBS	—	—	—	5	15,742	(140)	(140)
CMBS	3	5,533	(38)	—	—	—	(38)
ABS	1	5,076	(4)	1	9,075	(925)	(929)

Total fixed income securities	228	890,558	(40,480)	24	121,360	(15,219)	(55,699)
Equity securities	5	637	(5)	—	—	—	(5)

Total fixed income and equity securities	233	$891,195	$(40,485)	24	$121,360	$(15,219)	$(55,704)

Investment grade fixed income securities	175	$851,728	$(37,398)	10	$66,380	$(9,785)	$(47,183)
Below investment grade fixed income securities	53	38,830	(3,082)	14	54,980	(5,434)	(8,516)

Total fixed income securities	228	$890,558	$(40,480)	24	$121,360	$(15,219)	$(55,699)

December 31, 2012
Fixed income securities
Municipal	—	$—	$—	6	$45,374	$(9,040)	$(9,040)
Corporate	27	116,512	(2,068)	13	54,442	(5,156)	(7,224)
Foreign government	1	9,854	(94)	—	—	—	(94)
RMBS	2	33	—	4	19,497	(915)	(915)
CMBS	1	1,995	(6)	5	21,115	(6,754)	(6,760)
ABS	—	—	—	2	12,838	(941)	(941)

Total fixed income securities	31	$128,394	$(2,168)	30	$153,266	$(22,806)	$(24,974)
Equity securities	2	24,954	(317)	—	—	—	(317)

Total fixed income and equity securities	33	$153,348	$(2,485)	30	$153,266	$(22,806)	$(25,291)

Investment grade fixed income securities	23	$107,042	$(1,359)	17	$99,235	$(11,525)	$(12,884)
Below investment grade fixed income securities	8	21,352	(809)	13	54,031	(11,281)	(12,090)

Total fixed income securities	31	$128,394	$(2,168)	30	$153,266	$(22,806)	$(24,974)

Schedule of Commercial Mortgage Loans by Geographic Distribution

The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2013	2012
California	25.6%	24.3%
Illinois	13.0	11.5
New Jersey	8.8	7.4
Texas	5.5	8.9
Arizona	5.3	5.7
Ohio	4.9	5.6
Florida	4.5	5.3

Schedule of Types of Properties Collateralizing Commercial Mortgage Loans

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2013	2012
Warehouse	26.6%	28.3%
Retail	23.3	19.9
Office buildings	20.2	22.6
Apartment complex	20.1	21.4
Other	9.8	7.8

Total	100.0%	100.0%

Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution

The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2013 or 2012.

($ in thousands)	2013	2012
Debt service coverage ratio distribution
Below 1.0	$25,086	$27,383
1.0 - 1.25	68,687	99,713
1.26 - 1.50	155,452	150,877
Above 1.50	253,039	292,392

Total non-impaired mortgage loans	$502,264	$570,365

Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans

The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2013	2012	2011
Beginning balance	$—	$637	$1,670
Net increase (decrease) in valuation allowance	1,832	(637)	1,642
Charge offs	—	—	(2,675)

Ending balance	$1,832	$—	$637

Schedule of Municipal Bonds Held For Investment by Geographic Distribution

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2013	2012
California	22.9%	21.3%
Texas	11.1	12.0
Illinois	5.9	6.0
Oregon	5.2	4.9

Fixed income securities
Schedule of Securities Based on Contractual Maturities

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2013:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$237,779	$243,799
Due after one year through five years	1,231,218	1,354,142
Due after five years through ten years	1,886,134	1,986,043
Due after ten years	1,462,225	1,594,348

	4,817,356	5,178,332
RMBS, CMBS and ABS	408,345	424,406

Total	$5,225,701	$5,602,738

Mortgage loans
Schedule of Securities Based on Contractual Maturities

The contractual maturities of the mortgage loan portfolio as of December 31, 2013 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2014	5	$21,756	4.2%
2015	16	90,513	17.6
2016	12	58,694	11.4
2017	8	42,992	8.4
Thereafter	54	300,534	58.4

Total	95	$514,489	100.0%